Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Aggregate balance	$ 5,194	$ 7,633
New loans	619	496
Repayments	(553)	(2,935)
Aggregate balance	$ 5,260	$ 5,194